Commitments and Contingencies (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) ft² Segments	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) ft² Segments	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) ft² Segments	Dec. 31, 2016 USD ($)
Commitments and Contingencies (Textual)
Base rent for first full year of the lease term	$ 137,006		$ 137,006		$ 281,460
Lease expense, total	$ 68,610	$ 78,530	$ 146,621	$ 140,290	$ 294,745	$ 336,385
Operating Lease [Member]
Commitments and Contingencies (Textual)
Number of real estate leases | Segments	2		2		2
Operating Lease [Member] | Naples, Florida [Member]
Commitments and Contingencies (Textual)
Lease beginning date			Aug. 01, 2013		Aug. 01, 2013
Lease expiration date			Jul. 31, 2020		Jul. 31, 2020
Area of leasing property | ft²	6,901		6,901		6,901
Base rent for first full year of the lease term	$ 251,287		$ 251,287		$ 251,287
Medical Equipment [Member] | Operating Lease [Member]
Commitments and Contingencies (Textual)
Area of leasing property | ft²	361		361		361
Base rent for first full year of the lease term	$ 13,140		$ 13,140		$ 13,140
MOD [Member]
Commitments and Contingencies (Textual)
Rent paid for office space					2,040
Rent expense related to the marketing agreement	6,120	$ 6,120	12,240	$ 12,240	24,480	$ 0
Additional amount towards future rent	$ 18,217		$ 18,217		$ 24,459
Description of lease agreement			The agreement is effective from January 1, 2017 through July 31, 2018.		The agreement is effective from January 1, 2017 through July 31, 2018.